Retained Earnings and Accumulated Other Comprehensive Income - Retained Earnings (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Balance at beginning	$ 131,053,859
Dividends	(1,027,354)	$ (1,053,392)	$ (1,459,320)
Sale of repurchased shares	172,976	980,410	774,073
Share-based compensation	748,500	2,009,304	1,066,863
Net income attributable to stockholders of the Company	(8,807,252)	45,283,824	7,354,785
Balance at ending	120,400,302	131,053,859
Legal Reserve
Balance at beginning	2,139,007	2,139,007
Balance at ending	2,139,007	2,139,007	2,139,007
Unappropriated Earnings
Balance at beginning	84,202,672	80,023,355
Appropriation of net income	44,712,180	6,055,826
Dividends	(1,027,354)	(1,053,392)
Sale of repurchased shares	(692,062)	(3,080,729)
Cancellation of sale of shares	79,196	246,658
Share-based compensation	748,500	2,009,304
Shares cancellation	(1,339,107)
Other		1,650
Balance at ending	126,684,025	84,202,672	80,023,355
Net Income for the Year
Balance at beginning	44,712,180	6,055,826
Appropriation of net income	(44,712,180)	(6,055,826)
Net income attributable to stockholders of the Company	(8,422,730)	44,712,180
Balance at ending	(8,422,730)	44,712,180	6,055,826
Retained Earnings
Balance at beginning	131,053,859	88,218,188
Dividends	(1,027,354)	(1,053,392)	(1,053,392)
Sale of repurchased shares	(692,062)	(3,080,729)	(1,126,573)
Cancellation of sale of shares	79,196	246,658
Share-based compensation	748,500	2,009,304	1,066,863
Shares cancellation	(1,339,107)
Other		1,650
Net income attributable to stockholders of the Company	(8,422,730)	44,712,180
Balance at ending	$ 120,400,302	$ 131,053,859	$ 88,218,188